Retirement benefit obligations - Additional information (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2023	Dec. 31, 2022
Retirement benefit obligations
Funded status	SFr (0.1)	SFr 0.2
Discount rate	1.85%	2.30%